Business Combinations (Details 3) - BRL (R$) R$ in Thousands		Dec. 31, 2021		Oct. 29, 2021	Aug. 01, 2021	May 27, 2021	Mar. 02, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents		R$ 19,062						R$ 3,242
Trade receivables		20,598	[1]					4,990
Inventories		4,534	[2]					9,858
Inventories - added value	[3]							5,480
Prepayments		97						757
Taxes recoverable		1,956						752
Other receivables		192						2,905
Total current assets		46,439						27,984
Non-current assets
Property, plant and equipment		2,011						211
Other intangible assets		1,138						1,340
Intangible assets - Customer Portfolio		83,589						4,625	[4]
Intangible assets - Trade agreement		247,622
Intangible assets - Trademarks	[5]							16,060
Intangible assets - Software		11,036
Total non-current assets		345,396						22,236
Total Assets		391,835						50,220
Current liabilities
Suppliers		1,300						10,231
Salaries and social contributions		3,596						312
Taxes payable		326						33
Income tax and social contribution payable		5,265						378
Provision for trade discount		15,000
Other liabilities		1,700
Contractual obligations and deferred income								589
Total current liabilities		27,187						11,543
Non-current liabilities
Bonds and Financing								998
Other liabilities								364
Provision for tax, civil and labor risk		1,231
Provision for trade discount		47,234
Total non-current liabilities		48,465						1,362
Total liabilities		75,651						12,905
Net identifieable assets at fair value (A)		316,183						37,315
Total of Consideration transferred (B)		703,257						58,857
Goodwill (B - A)		387,074	[6]					21,542	[7]
Total
Non-current assets
Intangible assets - Software							R$ 11,036
SEL
Current assets
Cash and cash equivalents		1,461
Trade receivables	[1]
Inventories	[2]
Prepayments
Taxes recoverable
Other receivables		180
Total current assets		1,641
Non-current assets
Property, plant and equipment		611
Other intangible assets
Intangible assets - Customer Portfolio		18,783
Intangible assets - Trade agreement
Intangible assets - Software		1,296
Total non-current assets		20,690
Total Assets		22,331
Current liabilities
Suppliers
Salaries and social contributions		1
Taxes payable		17
Income tax and social contribution payable		33
Provision for trade discount
Other liabilities
Total current liabilities		51
Non-current liabilities
Provision for tax, civil and labor risk
Provision for trade discount
Total non-current liabilities
Total liabilities		51
Net identifieable assets at fair value (A)		22,280
Total of Consideration transferred (B)		65,000					R$ 65,000
Goodwill (B - A)	[6]	42,720
Redação Nota 1000
Current assets
Cash and cash equivalents		525
Trade receivables	[1]	1,327
Inventories	[2]
Prepayments
Taxes recoverable
Other receivables
Total current assets		1,852
Non-current assets
Property, plant and equipment
Other intangible assets		1,099
Intangible assets - Customer Portfolio
Intangible assets - Trade agreement
Intangible assets - Software		5,692
Total non-current assets		6,791
Total Assets		8,643
Current liabilities
Suppliers		180
Salaries and social contributions		124
Taxes payable		207
Income tax and social contribution payable
Provision for trade discount
Other liabilities		1,673
Total current liabilities		2,184
Non-current liabilities
Provision for tax, civil and labor risk
Provision for trade discount
Total non-current liabilities
Total liabilities		2,184
Net identifieable assets at fair value (A)		6,459
Total of Consideration transferred (B)		11,387				R$ 11,387
Goodwill (B - A)	[6]	4,928
EMME
Current assets
Cash and cash equivalents		637
Trade receivables	[1]	1,082
Inventories	[2]
Prepayments		14
Taxes recoverable		9
Other receivables
Total current assets		1,742
Non-current assets
Property, plant and equipment		128
Other intangible assets		1
Intangible assets - Customer Portfolio
Intangible assets - Trade agreement
Intangible assets - Software		4,048
Total non-current assets		4,177
Total Assets		5,919
Current liabilities
Suppliers		13
Salaries and social contributions		600
Taxes payable		102
Income tax and social contribution payable
Provision for trade discount
Other liabilities		2
Total current liabilities		717
Non-current liabilities
Provision for tax, civil and labor risk
Provision for trade discount
Total non-current liabilities
Total liabilities		717
Net identifieable assets at fair value (A)		5,202
Total of Consideration transferred (B)		15,317			R$ 15,317
Goodwill (B - A)	[6]	10,115
De Gouges
Current assets
Cash and cash equivalents		16,439
Trade receivables	[1]	18,190
Inventories		4,534	[2]	R$ 4,534
Prepayments		83
Taxes recoverable		1,947
Other receivables		12
Total current assets		41,204
Non-current assets
Property, plant and equipment		1,272
Other intangible assets		38
Intangible assets - Customer Portfolio		64,806
Intangible assets - Trade agreement		247,622		247,622
Intangible assets - Software
Total non-current assets		313,738
Total Assets		354,942
Current liabilities
Suppliers		1,107
Salaries and social contributions		2,871
Taxes payable
Income tax and social contribution payable		5,232
Provision for trade discount		15,000
Other liabilities		25
Total current liabilities		24,235
Non-current liabilities
Provision for tax, civil and labor risk		1,231
Provision for trade discount		47,234
Total non-current liabilities		48,465
Total liabilities		72,699
Net identifieable assets at fair value (A)		282,242
Total of Consideration transferred (B)		611,554		R$ 611,554
Goodwill (B - A)	[6]	R$ 329,312
Pluri
Current assets
Cash and cash equivalents								1,820
Trade receivables								1,687
Inventories								9,858
Inventories - added value	[3]							5,480
Prepayments								695
Taxes recoverable								746
Other receivables								2,905
Total current assets								23,191
Non-current assets
Property, plant and equipment								122
Other intangible assets								1,340
Intangible assets - Customer Portfolio	[4]							4,625
Intangible assets - Trademarks	[5]
Total non-current assets								6,087
Total Assets								29,278
Current liabilities
Suppliers								10,205
Salaries and social contributions								190
Taxes payable								13
Income tax and social contribution payable								298
Contractual obligations and deferred income								322
Total current liabilities								11,028
Non-current liabilities
Bonds and Financing
Other liabilities								364
Total non-current liabilities								364
Total liabilities								11,392
Net identifieable assets at fair value (A)								17,886
Total of Consideration transferred (B)								27,706
Goodwill (B - A)	[7]							9,820
Mind Makers
Current assets
Cash and cash equivalents								528
Trade receivables								3,303
Inventories
Inventories - added value	[3]
Prepayments								62
Taxes recoverable								2
Other receivables
Total current assets								3,895
Non-current assets
Property, plant and equipment								89
Other intangible assets
Intangible assets - Customer Portfolio	[4]
Intangible assets - Trademarks	[5]							16,060
Total non-current assets								16,149
Total Assets								20,044
Current liabilities
Suppliers								26
Salaries and social contributions								120
Taxes payable								10
Income tax and social contribution payable								80
Contractual obligations and deferred income								267
Total current liabilities								503
Non-current liabilities
Bonds and Financing								998
Other liabilities
Total non-current liabilities								998
Total liabilities								1,501
Net identifieable assets at fair value (A)								18,543
Total of Consideration transferred (B)								23,621
Goodwill (B - A)	[7]							5,078
Meritt
Current assets
Cash and cash equivalents								894
Trade receivables
Inventories
Inventories - added value	[3]
Prepayments
Taxes recoverable								4
Other receivables
Total current assets								898
Non-current assets
Property, plant and equipment
Other intangible assets
Intangible assets - Customer Portfolio	[4]
Intangible assets - Trademarks	[5]
Total non-current assets
Total Assets								898
Current liabilities
Suppliers
Salaries and social contributions								2
Taxes payable								10
Income tax and social contribution payable
Contractual obligations and deferred income
Total current liabilities								12
Non-current liabilities
Bonds and Financing
Other liabilities
Total non-current liabilities
Total liabilities								12
Net identifieable assets at fair value (A)								886
Total of Consideration transferred (B)								7,530
Goodwill (B - A)	[7]							R$ 6,644

[1]	Accounts receivable from customers comprise gross contractual amounts due of R$24,344, of which R$3,746 were uncollectible on the acquisition date. See Note 10e.
[2]	As a result of the purchase price allocation, the Company identified R$ 4,534 in inventories (“De Gouges”), based on the expectation of sales of this inventory at around 33% per year.
[3]	Market comparison technique: The fair value is determined based on the estimated selling price in the ordinary course of the Company’s business less the estimated costs of completion and sale, and a reasonable profit margin based on the effort required to complete and sell the inventories.
[4]	The following assumptions were used to determine the customer portfolios: an average contract termination period of eight years and seven months; a nominal discount rate of 12.6% p.a. was used, which is equivalent to the WACC plus an additional risk premium of 0.07.
[5]	Trademark-related intangible asset’s fair value was obtained based on: net revenue was estimated considering the contractual customer relationships existing on the acquisition date; royalty fees of 7.2% were used based on the market rates of companies with similar activities as the Company, which represents a market rate; finally, the discount rate (Weighted Average Cost of Capital (“WACC”)) used was 0.22% p.a.
[6]	Goodwill is recognized based on expected synergies from combining the operations of the acquirees and of the acquiror, as well as an expected increase in the Company’s market-share due to the penetration of the Company’s products and services in regions where the Company did not operate before. Also, the current tax law allows the deductibility of the acquisition date goodwill and fair value of net assets acquired when a non-substantive action is taken after acquisition by the Company (i.e. when the Company merges or spins off the companies acquired) and therefore the tax and accounting bases of the net assets acquired are the same as of the acquisition date.
[7]	Goodwill is recognized based on expected synergies from combining the operations of the acquirees and of the acquiror, as well as an expected increase in the Company’s market-share due to the penetration of the Company’s products and services in regions where the Company did not operate before. Also, the current tax law allows the deductibility of the acquisition date goodwill and fair value of net assets acquired when a non-substantive action is taken after acquisition by the Company (i.e. when the Company merges or spins off the companies acquired) and therefore the tax and accounting bases of the net assets acquired are the same as of the acquisition date.